Litigations - Contingencies assets (Details) - ICMS included in PIS and COFINS tax base R$ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) case	Jun. 30, 2021 BRL (R$) case	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Contingent assets
Number of judicial proceedings	2	2
Number of proceedings with definitive favorable decision	1	1
Contingent asset recognized	$ 162	R$ 808	$ 63	R$ 313
Addition gain	$ 29	R$ 146